Unaudited Condensed Statements of Changes in Shareholders' (Deficit) Equity - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares		Additional Paid-in Capital	Accumulated Deficit	Preference Shares	Total
Balance at Sep. 30, 2023		$ 144		$ 24,856	$ (5,325)		$ 19,675
Balance (in Shares) at Sep. 30, 2023		1,437,500
Issuance of Private Placement Units	$ 23			2,279,977			2,280,000
Issuance of Private Placement Units (in Shares)	228,000
Issuance of representative shares	$ 23			301,277			301,300
Issuance of representative shares (in Shares)	230,000
Issuance of Public Rights, net of issuance cost of $45,930				1,219,070			1,219,070
Transfer Class B shares to independent directors				38,479			38,479
Accretion of carrying value to redemption value				(1,249,259)			(1,249,259)
Net income					255,721		255,721
Balance at Sep. 30, 2024	$ 46	$ 144		2,614,400	250,396		2,864,986
Balance (in Shares) at Sep. 30, 2024	458,000	1,437,500	[1]
Accretion of carrying value to redemption value				(2,614,400)	(82,808)		(2,697,208)
Net income					949,894		949,894
Balance at Mar. 31, 2025	$ 46	$ 144			1,117,482		1,117,672
Balance (in Shares) at Mar. 31, 2025	458,000	1,437,500	[1]
Balance at Sep. 30, 2024	$ 46	$ 144		2,614,400	250,396		2,864,986
Balance (in Shares) at Sep. 30, 2024	458,000	1,437,500	[1]
Accretion of carrying value to redemption value				(2,614,400)	(1,796,612)		(4,411,012)
Extension fees deposited into trust account					(450,000)		(450,000)
Net income					1,370,753		1,370,753
Balance at Sep. 30, 2025	$ 46	$ 144			(625,463)		(625,273)
Balance (in Shares) at Sep. 30, 2025	458,000	1,437,500	[1]
Accretion of carrying value to redemption value					(572,209)		(572,209)
Term extension fee					(900,000)		(900,000)
Net income					31,067		31,067
Balance at Mar. 31, 2026	$ 46	$ 144			$ (2,066,605)		$ (2,066,415)
Balance (in Shares) at Mar. 31, 2026	458,000	1,437,500	[1]

[1]	This number retroactively restated to include an aggregate of 187,500 Class B ordinary shares as a result of the underwriter’s full exercise of their over-allotment option on July 8, 2024. No Founder Shares are currently subject to forfeiture (see Note 5).